HOF I 2020-1 DEPOSITOR LLC ABS-15G

Exhibit 99.2 - Schedule 1

Client Name:	Neuberger Berman
Client Project Name:	HOF 2020-1
Start - End Dates:	05/2017 - 01/2020
Deal Loan Count:	8
Report Run Date:	4/2/2020

Conditions Report 2.0

Loans with Conditions:	3

0 - Total Active Conditions

6 - Total Satisfied Conditions

5 - Credit Review Scope
1 - Category: Application
1 - Category: DTI
2 - Category: Income/Employment
1 - Category: Terms/Guidelines
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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Client Name:	Neuberger Berman
Client Project Name:	HOF 2020-1
Start - End Dates:	05/2017 - 01/2020
Deal Loan Count:	8
Report Run Date:	4/2/2020

Conditions Report 2.0

Loans with Conditions:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
3116000988	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	CD XXXXXX and XXXXXX Section H, Other Cost, line 001 is missing the fee name.Non-Numerical ErrorCan be satisfied non-material with client consent to Legacy TILA Cure 130(B), corrected post close CD, LOX, and verification sent to borrower.	5/11/17 - Post Close CD XXXXXXX provided to the borrower correcting the missing field for the fee name.	5/11/17 - Exception satisfied to a B.	Hybrid	Not Applicable	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 32.30 % Guidelines allow 43%

CFCFS2854: Significant time in profession
- Clayton Comments:  XX Years same profession

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post-Closing Reserves of $XXXXXXXX; verified as 75.07 months PITIA. Guidelines allow 3 months or ($ XXXXX x 3 = $XXXXXXX)Additional Reserves for REO XXX Required $ XXXXX x 1 = $XXXXX

4108002787	XXXXXX	CO	(No Data)	ATR/QM: Not Applicable	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	CRDTER3122	Loan documents do not meet guideline requirements	No	Missing current Lease to support rents used $XXXX lease provided reflects $XXXX IQM DSCR Difference.	11/5/18 - Lender provided corrected DSCR worksheet using $XXXXX/mo in rental income.	1/5/18 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 735 exceeds guideline requirements

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history of 0x30 for 99 months exceeds guideline requirements

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves $XXXXXX or 95.93 months reserves. Guidelines require 3 months. Reserves for financed properties with a recent 12 month paid-as-agreed history may be waived. Additional REO Owned by XXXXXX.

4461214068	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	C	A	C	A	CRDAPP4625	The orig file does not contain a third party fraud report	No	Missing third party fraud report.	06/04/2019 Lender provided FraudGuard, dated 01/08/2019. Exception satisfied.	06/04/2019 Exception satisfied.	Not Applicable	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has 8 years 2 months at the current job.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit Score of 690 exceeds Program Guidelines of 640.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 32.55% is below Program Guidelines of 50.00%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 66.71% is below Program Guidelines of 75.00%

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has XX years X months in their profession.

4461214068	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	DTI	Satisfied	D	A	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No	1) Missing Hazard Insurance verification for the XXX2) Missing verification of all components for the XXX.	06/04/2019 Lender proved hazard insurance dec page and monthly payment schedule.	06/04/2019 Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has XX years X months at the current job.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit Score of 690 exceeds Program Guidelines of 640.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 32.55% is below Program Guidelines of 50.00%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 66.71% is below Program Guidelines of 75.00%

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has XX years X months in their profession.

4461214068	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	B	A	B	A	CRDINC2488	Verbal verification of employment missing	No	Missing Verbal verification of employment from XXX	07/02/2019 lender provided VVOE, dated 01/09/2019. Exception satisfied.	07/02/2019 Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has 8 years 2 months at the current job.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit Score of 690 exceeds Program Guidelines of 640.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 32.55% is below Program Guidelines of 50.00%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 66.71% is below Program Guidelines of 75.00%

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has XX years X months in their profession.

4461214068	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	CRDINC3204	Income Documentation Missing	No	1) Missing Current Lease for the XXX2) Provide LOX for P&L to 1120S discrepancy. The 2017 1120S for XXX indicates a cost of goods sold of $XXXXXXX. The P&L covering 12/1/2016- 11/30/2018 indicates a cost of goods sold of $XXXXX. 3) Provide LOX for XXX. 2017 1065 noted no sales, does nature of the business support ongoing profits or does it represent a one-time sale of a developed property?	07/02/2019 lender provided Operating Income Statement in lieu of lease for XXX property. Exception 1) is satisfied. Exception 2) and 3) remain.08/22/2019 lender response: XXX RESPONSE TO INCOME /ATR CONDITION Please let XXX know on this loan that it is a bank statement loan and we used the full doc loan program for pricing purposes only. The income is being calculated from 4 different bank accounts, 2 for each business that the borrower owns.08/22/2019 Clayton reviewed lender response. Response does not address # 2) and # 3). 08/28/2019 lender response: The DTI on this loan was determined using the bank statement program. The income is being calculated from 4 different bank accounts, 2 for each business that the borrower owns so we would not have required and LOX regarding information on the 1120's or 1065's. The 1120s and 1065s were not used in the calculation of income or in the loan decision in any way. They are to be disregarded because this loan is a bank statement loan program. We only used the full doc loan program for pricing purposes.08/28/2019 Clayton reviewed lender response.	08/22/2019 Exception remains08/28/2019 Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has XX years X months at the current job.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit Score of 690 exceeds Program Guidelines of 640.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 32.55% is below Program Guidelines of 50.00%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 66.71% is below Program Guidelines of 75.00%

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has XX years X months in their profession.

Client Name:	Neuberger Berman
Client Project Name:	HOF 2020-1
Start - End Dates:	05/2017 - 01/2020
Deal Loan Count:	8
Report Run Date:	4/2/2020

Conditions Report 2.0

Loans with Conditions:	3

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
3116000988	Yes	XXXXXX	XXXXXX	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	(No Data)
4108002787	Yes	XXXXXX	XXXXXX	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	(No Data)
4461214068	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No